Annual Total Returns (Vanguard PRIMECAP Fund - Investor Shares Participant) (Vanguard PRIMECAP Fund, Vanguard PRIMECAP Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Annual Total Return
2013	39.73%
2012	15.27%
2011	(1.84%)
2010	12.89%
2009	34.45%
2008	(32.41%)
2007	11.48%
2006	12.32%
2005	8.49%
2004	18.31%